NPV
Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 153.5% (100.0% of Total Investments)
	Consumer Staples – 4.5% (2.9% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$545	5.250%, 6/01/32	3/21 at 100.00	N/R	$545,191
705	5.625%, 6/01/47	3/21 at 100.00	N/R	705,204
4,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/21 at 100.00	B-	4,157,701
6,645	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/21 at 100.00	B-	6,670,251
75	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	3/21 at 100.00	A1	75,174
12,105	Total Consumer Staples			12,153,521
	Education and Civic Organizations – 13.7% (8.9% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2012, 3.750%, 1/01/30	1/22 at 100.00	A1	1,649,852
	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017:
1,105	4.000%, 1/01/37	1/27 at 100.00	A1	1,230,904
565	4.000%, 1/01/40	1/27 at 100.00	A1	625,670
460	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	3/21 at 100.00	BB-	457,166
1,000	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/43	1/28 at 100.00	AA	1,207,860
2,000	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%, 10/01/50	10/30 at 100.00	Aa1	2,122,300
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/36	6/27 at 100.00	Aa2	564,870
	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2019A:
500	4.000%, 6/01/37	6/29 at 100.00	Aa2	581,745
905	4.000%, 6/01/39	6/29 at 100.00	Aa2	1,047,184
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	BBB+	850,680
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,873,025

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A:
$9,000	5.000%, 4/01/42 (UB) (4)	4/27 at 100.00	AAA	$10,827,540
1,515	5.000%, 4/01/42	4/27 at 100.00	AAA	1,822,636
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,041,370
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
1,500	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	1,580,985
4,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	4,165,480
1,460	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	1,623,155
2,000	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/33	11/30 at 100.00	AA-	2,582,060
32,375	Total Education and Civic Organizations			36,854,482
	Health Care – 22.9% (14.9% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,050	5.000%, 7/01/32	7/30 at 100.00	AA-	1,362,511
2,000	4.000%, 7/01/39	7/30 at 100.00	AA-	2,321,820
225	4.000%, 7/01/40	7/30 at 100.00	AA-	260,525
2,055	4.000%, 7/01/45	7/30 at 100.00	AA-	2,344,488
1,000	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019, 4.000%, 7/01/39	7/29 at 100.00	A	1,124,760
1,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	2,130,758
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2012A, 5.000%, 5/15/40	5/22 at 100.00	AA+	1,047,930
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48	5/28 at 100.00	AA+	2,253,180
3,800	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	4,069,078
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/23	No Opt. Call	A3	2,748,725
1,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	1,082,860
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,816,470
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
195	5.000%, 1/01/31	1/27 at 100.00	A-	231,674
2,000	5.000%, 1/01/47	1/27 at 100.00	A-	2,309,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48	11/28 at 100.00	AA	$1,116,320
3,155	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/46	11/22 at 100.00	AA-	3,304,579
4,000	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51	7/30 at 100.00	AA-	4,611,240
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A3	1,158,060
1,440	5.000%, 6/15/35	6/26 at 100.00	A3	1,655,870
1,360	4.000%, 6/15/37	6/26 at 100.00	A3	1,468,474
3,200	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B, 5.000%, 7/01/46	7/27 at 100.00	AA-	3,741,440
5,000	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/49	6/30 at 100.00	AA-	5,686,750
	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020:
1,000	4.000%, 11/01/38	11/29 at 100.00	AA	1,154,090
1,150	4.000%, 11/01/39	11/29 at 100.00	AA	1,323,983
2,700	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	2,996,379
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,500	5.000%, 1/01/33	1/26 at 100.00	A+	1,742,190
1,000	5.000%, 1/01/35	1/26 at 100.00	A+	1,158,110
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,189,600
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,387,494
54,965	Total Health Care			61,799,238
	Housing/Multifamily – 7.0% (4.6% of Total Investments)
990	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	1,028,828
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,000	3.500%, 3/01/35	3/24 at 100.00	AA+	1,046,030
1,000	3.625%, 3/01/39	3/24 at 100.00	AA+	1,044,290
900	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	946,197
2,750	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,897,207
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,578,600
1,700	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,800,963

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$3,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A, 3.800%, 9/01/44	3/28 at 100.00	AA+	$3,245,730
1,855	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020E, 2.500%, 7/01/45	7/29 at 100.00	AA+	1,881,193
2,165	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020G, 2.400%, 9/01/45	9/29 at 100.00	Aa1	2,179,116
1,300	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	3/21 at 100.00	AA+	1,303,601
18,160	Total Housing/Multifamily			18,951,755
	Long-Term Care – 7.8% (5.1% of Total Investments)
900	Alexandria Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series 2015, 5.000%, 10/01/50	10/25 at 100.00	BBB+	1,007,136
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc, Series 2016A:
1,965	5.000%, 10/01/42	10/24 at 102.00	BBB+	2,196,280
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	753,312
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A, 5.000%, 12/01/47	12/23 at 100.00	BBB+	1,067,860
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020, 4.000%, 10/01/50	10/26 at 103.00	A-	1,090,790
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2016, 4.000%, 1/01/37	1/25 at 102.00	BBB-	1,031,990
1,250	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2017A, 5.000%, 1/01/48	1/23 at 103.00	BBB-	1,333,162
	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A:
625	5.000%, 1/01/49	1/24 at 104.00	N/R	654,769
2,700	5.250%, 1/01/54	1/24 at 104.00	N/R	2,860,083
	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016:
670	5.000%, 1/01/37	1/25 at 102.00	BB	694,971
2,000	5.000%, 1/01/46	1/25 at 102.00	BB	2,043,460
1,000	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27	12/22 at 100.00	N/R	1,003,350
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc/United Church Homes and Services Obligated Group, Refunding Series 2016:
1,000	5.000%, 9/01/26	9/24 at 102.00	N/R	1,069,430
1,920	5.000%, 9/01/31	9/24 at 102.00	N/R	2,031,706

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,900	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/51	7/27 at 103.00	A	$2,083,065
19,630	Total Long-Term Care			20,921,364
	Tax Obligation/General – 1.0% (0.7% of Total Investments)
2,035	Arlington County, Virginia, General Obligation Bonds, Refunding Series 2014B, 5.000%, 8/15/22	No Opt. Call	AAA	2,178,793
380	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/33	No Opt. Call	AA+	534,679
2,415	Total Tax Obligation/General			2,713,472
	Tax Obligation/Limited – 34.6% (22.5% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,730	5.000%, 2/15/35	8/27 at 100.00	Aa1	2,127,225
1,340	5.000%, 2/15/37	8/27 at 100.00	Aa1	1,636,555
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
310	5.250%, 7/15/25 – ACA Insured	3/21 at 100.00	N/R	310,384
520	5.500%, 7/15/35 – ACA Insured	3/21 at 100.00	N/R	520,442
1,150	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	1,160,408
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	105,230
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33	10/27 at 100.00	AA+	1,240,920
1,500	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	AA+	1,790,160
4,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/34	11/25 at 100.00	BB	4,474,480
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	BB	1,046,275
500	5.250%, 1/01/36	1/22 at 100.00	BB	513,160
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/34	12/26 at 100.00	BB	1,137,420
2,000	Hampton Roads Transportation Accountability Commision, Revenue Bonds, Senior Lien Series 2020A, 5.250%, 7/01/60	7/30 at 100.00	AA	2,562,980
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
4,000	5.000%, 7/01/48 (UB) (4)	1/28 at 100.00	AA+	4,808,120
2,000	5.000%, 7/01/52	1/28 at 100.00	AA+	2,398,080
13,000	5.000%, 7/01/52 (UB) (4)	1/28 at 100.00	AA+	15,587,520
1,000	5.500%, 7/01/57	1/28 at 100.00	AA+	1,228,320

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$965	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/35, 144A	3/25 at 100.00	N/R	$1,000,686
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
360	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	381,020
3,000	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	3,223,350
645	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	726,535
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	C	4,347,853
5,085	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	C	3,588,586
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
57	0.000%, 7/01/24	No Opt. Call	N/R	53,643
96	0.000%, 7/01/27	No Opt. Call	N/R	84,508
94	0.000%, 7/01/29	7/28 at 98.64	N/R	77,771
121	0.000%, 7/01/31	7/28 at 91.88	N/R	92,915
136	0.000%, 7/01/33	7/28 at 86.06	N/R	96,700
1,173	4.500%, 7/01/34	7/25 at 100.00	N/R	1,280,224
3,609	0.000%, 7/01/51	7/28 at 30.01	N/R	794,594
6,310	5.000%, 7/01/58	7/28 at 100.00	N/R	6,988,577
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
550	4.329%, 7/01/40	7/28 at 100.00	N/R	591,608
4	4.536%, 7/01/53	7/28 at 100.00	N/R	4,311
62	4.784%, 7/01/58	7/28 at 100.00	N/R	67,801
760	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	847,544
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,662,030
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,475,334
1,145	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,226,341
1,330	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,424,603
1,725	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,819,082
1,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2020A, 4.000%, 2/01/38	2/30 at 100.00	AA+	1,780,185
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,277,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, 4.000%, 8/01/38 (AMT)	8/29 at 100.00	AA+	$2,369,600
1,500	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	1,851,045
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,385,980
35	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	37,570
120	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	146,828
300	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	376,239
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	1,034,040
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017, 4.000%, 5/15/42	5/27 at 100.00	AA+	1,127,450
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2018, 4.000%, 5/15/38	5/28 at 100.00	AA+	1,151,530
920	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Aa2	1,118,922
87,887	Total Tax Obligation/Limited			93,159,964
	Transportation – 44.3% (28.9% of Total Investments)
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
775	5.000%, 7/01/32	7/26 at 100.00	A2	905,231
375	4.000%, 7/01/34	7/26 at 100.00	A2	411,761
400	4.000%, 7/01/35	7/26 at 100.00	A2	438,572
250	4.000%, 7/01/38	7/26 at 100.00	A2	272,168
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
1,705	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	2,018,635
8,320	5.000%, 7/01/46	7/26 at 100.00	BBB	9,436,877
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
2,000	0.000%, 7/15/32 (5)	7/28 at 100.00	BBB+	2,082,180
4,125	0.000%, 7/15/40 (5)	7/28 at 100.00	BBB+	4,254,566
1,000	0.000%, 7/15/40 – AGM Insured (5)	7/28 at 100.00	AA	1,086,280
4,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	A-	4,985,460

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$3,800	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	$3,928,934
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,750,800
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	8,776,278
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	787,270
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	3,134,657
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	8,647,355
7,300	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	8,546,986
375	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/34 (AMT)	10/27 at 100.00	Aa3	451,793
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
2,000	5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aa3	2,468,340
3,290	5.000%, 10/01/36 (AMT)	10/28 at 100.00	Aa3	4,008,964
2,000	5.000%, 10/01/38 (AMT)	10/28 at 100.00	Aa3	2,423,780
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A:
1,000	5.000%, 10/01/30 (AMT)	10/29 at 100.00	Aa3	1,275,190
4,000	5.000%, 10/01/38 (AMT)	10/29 at 100.00	Aa3	4,950,240
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	152,622
595	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	604,877
1,740	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019, 5.000%, 7/01/43	7/29 at 100.00	A-	2,082,206
1,290	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	1,338,865
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
4,000	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	4,624,840
5,785	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	6,677,625
1,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,549,350
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
250	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	258,140
3,785	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	3,907,293

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
$750	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	$785,460
5,025	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	5,327,153
5,700	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	5,948,805
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
3,000	5.000%, 7/01/36	7/27 at 100.00	AA	3,627,960
2,000	5.000%, 7/01/42	7/27 at 100.00	AA	2,390,300
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/27 at 100.00	AA-	1,193,090
112,455	Total Transportation			119,510,903
	U.S. Guaranteed – 9.7% (6.3% of Total Investments) (6)
1,220	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	1,333,753
225	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM Insured (ETM)	No Opt. Call	AA	229,012
1,030	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,205,110
3,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	3,676,489
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	907,135
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A:
1,415	5.000%, 10/01/40 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,796,258
1,010	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,282,134
1,000	5.000%, 10/01/43 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,269,440
1,630	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/30 (Pre-refunded 3/01/27)	3/27 at 100.00	AAA	2,033,344
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,670,538
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	A2	756,832
5,225	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	5,641,380
1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Goochland County - Tuckahoe Creek Service District Project, Series 2012, 0.000%, 11/01/34 (Pre-refunded 11/01/22)	11/22 at 63.13	AA	628,900
915	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/36 (Pre-refunded 12/01/26)	12/26 at 100.00	N/R	1,133,337

NPV	Nuveen Virginia Quality Municipal Income Fund (continued)
Portfolio of Investments February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$2,335	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	A+	$2,634,884
23,530	Total U.S. Guaranteed			26,198,546
	Utilities – 8.0% (5.2% of Total Investments)
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	2,060,000
1,675	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,876,486
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	1,204,990
	Guam Power Authority, Revenue Bonds, Series 2012A:
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,593,090
495	5.000%, 10/01/34	10/22 at 100.00	BBB	515,557
3,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	3,479,640
1,000	Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42	11/27 at 100.00	AA+	1,211,140
625	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	657,944
	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A:
5,000	5.000%, 1/15/33	1/26 at 100.00	Aa1	6,005,550
1,000	5.000%, 1/15/35	1/26 at 100.00	Aa1	1,199,520
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	3/21 at 100.00	CCC	710,757
1,000	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (AMT) (Mandatory Put 7/01/38) , 144A	7/23 at 100.00	B	1,045,800
19,025	Total Utilities			21,560,474
$382,547	Total Long-Term Investments (cost $378,997,233)			413,823,719
	Floating Rate Obligations – (7.5)%			(20,350,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (47.4)% (7)			(127,659,548)
	Other Assets Less Liabilities – 1.4%			3,772,483
	Net Asset Applicable to Common Shares – 100%			$269,586,654

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$413,823,719	$ —	$413,823,719

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.